SEPARATE ACCOUNT NO. 206

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 206

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 206 indicated in the table below as of December 31, 2023, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 206 as of December 31, 2023, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

1290 AVANTIS® U.S. LARGE CAP GROWTH	EQ/INVESCO COMSTOCK
1290 RETIREMENT 2020	EQ/JANUS ENTERPRISE
1290 RETIREMENT 2025	EQ/JPMORGAN GROWTH STOCK
1290 RETIREMENT 2030	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 RETIREMENT 2035	EQ/LARGE CAP GROWTH INDEX
1290 RETIREMENT 2040	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
1290 RETIREMENT 2045	EQ/LARGE CAP VALUE MANAGED VOLATILITY
1290 RETIREMENT 2050	EQ/MFS INTERNATIONAL GROWTH
1290 RETIREMENT 2055	EQ/MID CAP INDEX
1290 VT EQUITY INCOME	EQ/MID CAP VALUE MANAGED VOLATILITY
1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/MODERATE ALLOCATION
1290 VT GAMCO SMALL COMPANY VALUE	EQ/MODERATE-PLUS ALLOCATION
1290 VT SMARTBETA EQUITY ESG	EQ/PIMCO GLOBAL REAL RETURN
EQ/AB SMALL CAP GROWTH	EQ/SMALL COMPANY INDEX
EQ/AGGRESSIVE ALLOCATION	EQUITABLE CONSERVATIVE GROWTH MF/ETF
EQ/ALL ASSET GROWTH ALLOCATION	MULTIMANAGER CORE BOND
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	MULTIMANAGER TECHNOLOGY
EQ/CONSERVATIVE ALLOCATION	TARGET 2015 ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	TARGET 2025 ALLOCATION
EQ/CORE BOND INDEX	TARGET 2035 ALLOCATION
EQ/CORE PLUS BOND	TARGET 2045 ALLOCATION
EQ/EQUITY 500 INDEX	TARGET 2055 ALLOCATION
EQ/GLOBAL EQUITY MANAGED VOLATILITY	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 206 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 206 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2023, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 12, 2024

We have served as the auditor of one or more of the variable investment options of Separate Account No. 206 since 1999.

FSA-3

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2023

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Assets:
Investments in shares of the Portfolios, at fair value	$1,838,448	$5,642,517	$15,017,508	$7,167,066	$8,525,177	$2,917,114
Receivable for policy-related transactions	2,013	1,481	13,462	9,251	4,473	13,252

Total assets	1,840,461	5,643,998	15,030,970	7,176,317	8,529,650	2,930,366

Liabilities:
Payable for shares of the Portfolios purchased	2,013	1,481	13,462	9,251	4,473	13,252
Accrued expenses	1,339	5,336	13,045	4,723	6,625	1,880

Total liabilities	3,352	6,817	26,507	13,974	11,098	15,132

Net Assets	$1,837,109	$5,637,181	$15,004,463	$7,162,343	$8,518,552	$2,915,234

Net Assets:
Accumulation unit values	$1,837,077	$5,635,404	$14,996,447	$7,162,003	$8,517,748	$2,915,102
Retained by Equitable Financial in Separate Account No. 206	32	1,777	8,016	340	804	132

Total Net Assets	$1,837,109	$5,637,181	$15,004,463	$7,162,343	$8,518,552	$2,915,234

Investments in shares of the Portfolios, at cost	$1,714,738	$6,380,305	$15,995,030	$7,638,300	$8,780,626	$2,893,203

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**
Assets:
Investments in shares of the Portfolios, at fair value	$5,417,738	$5,262,034	$2,071,148	$4,111,899	$1,573,445	$33,441,045
Receivable for shares of the Portfolios sold	—	—	—	—	—	48,635
Receivable for policy-related transactions	26,514	12,971	9,913	9,959	7,425	—

Total assets	5,444,252	5,275,005	2,081,061	4,121,858	1,580,870	33,489,680

Liabilities:
Payable for shares of the Portfolios purchased	26,514	12,971	9,913	9,959	7,425	—
Payable for policy-related transactions	—	—	—	—	—	50,107
Accrued expenses	3,693	3,261	1,355	3,869	1,404	30,075

Total liabilities	30,207	16,232	11,268	13,828	8,829	80,182

Net Assets	$5,414,045	$5,258,773	$2,069,793	$4,108,030	$1,572,041	$33,409,498

Net Assets:
Accumulation unit values	$5,413,510	$5,258,628	$2,069,688	$4,103,969	$1,571,639	$33,386,512
Retained by Equitable Financial in Separate Account No. 206	535	145	105	4,061	402	22,986

Total Net Assets	$5,414,045	$5,258,773	$2,069,793	$4,108,030	$1,572,041	$33,409,498

Investments in shares of the Portfolios, at cost	$5,428,516	$4,948,062	$2,046,916	$4,275,033	$1,574,439	$30,083,776

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	1290 VT SMARTBETA EQUITY ESG**	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$22,502,206	$31,988,210	$29,789,228	$2,466,851	$8,248,716	$7,165,743
Receivable for shares of the Portfolios sold	21,595	—	—	—	—	—
Receivable for policy-related transactions	—	5,392	4,650	443	2,375	1,825

Total assets	22,523,801	31,993,602	29,793,878	2,467,294	8,251,091	7,167,568

Liabilities:
Payable for shares of the Portfolios purchased	—	5,392	4,650	443	2,375	1,815
Payable for policy-related transactions	21,595	—	—	—	—	—
Accrued expenses	40,399	30,579	22,942	1,331	6,068	6,490

Total liabilities	61,994	35,971	27,592	1,774	8,443	8,305

Net Assets	$22,461,807	$31,957,631	$29,766,286	$2,465,520	$8,242,648	$7,159,263

Net Assets:
Accumulation unit values	$22,454,932	$31,946,562	$29,755,893	$2,464,354	$8,236,134	$7,158,110
Retained by Equitable Financial in Separate Account No. 206	6,875	11,069	10,393	1,166	6,514	1,153

Total Net Assets	$22,461,807	$31,957,631	$29,766,286	$2,465,520	$8,242,648	$7,159,263

Investments in shares of the Portfolios, at cost	$19,259,081	$36,774,504	$32,204,199	$2,760,816	$7,656,553	$7,992,571

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/CONSERVATIVE- PLUS ALLOCATION**	EQ/CORE BOND INDEX**	EQ/CORE PLUS BOND**	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**
Assets:
Investments in shares of the Portfolios, at fair value	$18,466,226	$14,699,707	$8,816,531	$164,798,107	$21,135,453	$20,307,767
Receivable for shares of the Portfolios sold	520,606	—	—	—	—	25,546
Receivable for policy-related transactions	—	379,718	9,897	67,668	3,043	—

Total assets	18,986,832	15,079,425	8,826,428	164,865,775	21,138,496	20,333,313

Liabilities:
Payable for shares of the Portfolios purchased	—	379,718	9,897	67,668	3,043	—
Payable for policy-related transactions	520,606	—	—	—	—	25,546
Accrued expenses	18,991	14,101	8,987	137,343	19,123	18,002

Total liabilities	539,597	393,819	18,884	205,011	22,166	43,548

Net Assets	$18,447,235	$14,685,606	$8,807,544	$164,660,764	$21,116,330	$20,289,765

Net Assets:
Accumulation unit values	$18,439,774	$14,679,720	$8,803,637	$164,588,516	$21,107,115	$20,282,425
Retained by Equitable Financial in Separate Account No. 206	7,461	5,886	3,907	72,248	9,215	7,340

Total Net Assets	$18,447,235	$14,685,606	$8,807,544	$164,660,764	$21,116,330	$20,289,765

Investments in shares of the Portfolios, at cost	$21,240,468	$15,809,826	$10,064,566	$126,552,341	$22,274,956	$19,844,901

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/INVESCO COMSTOCK**	EQ/JANUS ENTERPRISE**	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**
Assets:
Investments in shares of the Portfolios, at fair value	$11,538,986	$35,413,283	$64,647,152	$38,454,504	$34,405,861	$49,160,090
Receivable for shares of the Portfolios sold	—	—	—	—	—	34,755
Receivable for policy-related transactions	188,874	134,970	77,166	16,497	253,062	—

Total assets	11,727,860	35,548,253	64,724,318	38,471,001	34,658,923	49,194,845

Liabilities:
Payable for shares of the Portfolios purchased	187,403	134,970	77,166	16,497	253,062	—
Payable for policy-related transactions	—	—	—	—	—	34,755
Accrued expenses	5,239	29,964	53,280	33,026	26,297	33,818

Total liabilities	192,642	164,934	130,446	49,523	279,359	68,573

Net Assets	$11,535,218	$35,383,319	$64,593,872	$38,421,478	$34,379,564	$49,126,272

Net Assets:
Accumulation unit values	$11,532,919	$35,362,556	$64,567,887	$38,411,799	$34,353,971	$49,102,315
Retained by Equitable Financial in Separate Account No. 206	2,299	20,763	25,985	9,679	25,593	23,957

Total Net Assets	$11,535,218	$35,383,319	$64,593,872	$38,421,478	$34,379,564	$49,126,272

Investments in shares of the Portfolios, at cost	$12,213,786	$35,806,312	$65,669,872	$39,586,081	$32,596,204	$55,691,566

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY**	EQ/MFS INTERNATIONAL GROWTH**	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$10,219,819	$14,058,580	$23,272,773	$11,024,525	$253,280,106	$50,885,697
Receivable for shares of the Portfolios sold	—	—	—	419	29,632	777,593
Receivable for policy-related transactions	88,842	99,724	67,592	—	—	—

Total assets	10,308,661	14,158,304	23,340,365	11,024,944	253,309,738	51,663,290

Liabilities:
Payable for shares of the Portfolios purchased	88,842	99,724	67,592	—	—	—
Payable for policy-related transactions	—	—	—	419	29,631	777,603
Accrued expenses	9,164	11,809	20,923	10,509	221,227	42,653

Total liabilities	98,006	111,533	88,515	10,928	250,858	820,256

Net Assets	$10,210,655	$14,046,771	$23,251,850	$11,014,016	$253,058,880	$50,843,034

Net Assets:
Accumulation unit values	$10,203,796	$14,038,595	$23,239,940	$11,008,468	$253,003,692	$50,828,980
Retained by Equitable Financial in Separate Account No. 206	6,859	8,176	11,910	5,548	55,188	14,054

Total Net Assets	$10,210,655	$14,046,771	$23,251,850	$11,014,016	$253,058,880	$50,843,034

Investments in shares of the Portfolios, at cost	$10,541,047	$15,199,459	$22,465,686	$11,725,457	$287,281,749	$57,600,988

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	EQ/PIMCO GLOBAL REAL RETURN**	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**	TARGET 2015 ALLOCATION**
Assets:
Investments in shares of the Portfolios, at fair value	$2,623,608	$22,162,754	$3,037,340	$6,722,906	$26,271,529	$11,061,620
Receivable for shares of the Portfolios sold	—	2,039	—	—	—	107
Receivable for policy-related transactions	5,807	—	10,873	109,932	51,307	—

Total assets	2,629,415	22,164,793	3,048,213	6,832,838	26,322,836	11,061,727

Liabilities:
Payable for shares of the Portfolios purchased	3,724	—	10,873	109,932	51,307	—
Payable for policy-related transactions	—	2,039	—	—	—	139
Accrued expenses	—	20,115	2,301	5,128	19,500	12,782

Total liabilities	3,724	22,154	13,174	115,060	70,807	12,921

Net Assets	$2,625,691	$22,142,639	$3,035,039	$6,717,778	$26,252,029	$11,048,806

Net Assets:
Accumulation unit values	$2,625,634	$22,135,178	$3,034,555	$6,717,375	$26,228,616	$11,041,920
Retained by Equitable Financial in Separate Account No. 206	56	7,461	484	403	23,413	6,886

Total Net Assets	$2,625,690	$22,142,639	$3,035,039	$6,717,778	$26,252,029	$11,048,806

Investments in shares of the Portfolios, at cost	$3,044,528	$23,380,794	$3,279,060	$7,507,477	$23,294,781	$13,654,191

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	TARGET 2025 ALLOCATION**	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$27,402,546	$19,271,286	$10,605,061	$258,966	$22,006,657	$69,904,817
Receivable for shares of the Portfolios sold	307	292	342	50	—	—
Receivable for policy-related transactions	—	—	—	—	2,590	41,213

Total assets	27,402,853	19,271,578	10,605,403	259,016	22,009,247	69,946,030

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	2,590	41,212
Payable for policy-related transactions	307	292	342	5	—	—
Accrued expenses	28,843	18,487	9,748	—	18,944	54,922

Total liabilities	29,150	18,779	10,090	5	21,534	96,134

Net Assets	$27,373,703	$19,252,799	$10,595,313	$259,011	$21,987,713	$69,849,896

Net Assets:
Accumulation unit values	$27,360,623	$19,241,894	$10,590,604	$258,995	$21,986,928	$69,833,390
Retained by Equitable Financial in Separate Account No. 206	13,080	10,905	4,709	16	785	16,506

Total Net Assets	$27,373,703	$19,252,799	$10,595,313	$259,011	$21,987,713	$69,849,896

Investments in shares of the Portfolios, at cost	$29,259,429	$16,990,165	$8,713,839	$212,345	$23,404,003	$68,011,141

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 AVANTIS® U.S. LARGE CAP GROWTH	I	128,204

1290 RETIREMENT 2020	I	557,561

1290 RETIREMENT 2025	I	1,385,379

1290 RETIREMENT 2030	I	627,040

1290 RETIREMENT 2035	I	711,617

1290 RETIREMENT 2040	I	221,665

1290 RETIREMENT 2045	I	428,619

1290 RETIREMENT 2050	I	379,930

1290 RETIREMENT 2055	I	151,955

1290 VT EQUITY INCOME	K	855,256

1290 VT GAMCO MERGERS & ACQUISITIONS	K	127,525

1290 VT GAMCO SMALL COMPANY VALUE	K	478,688

1290 VT SMARTBETA EQUITY ESG	K	1,310,025

EQ/AB SMALL CAP GROWTH	K	1,908,051

EQ/AGGRESSIVE ALLOCATION	K	3,017,700

EQ/ALL ASSET GROWTH ALLOCATION	K	140,121

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	K	516,303

EQ/CONSERVATIVE ALLOCATION	K	878,902

EQ/CONSERVATIVE-PLUS ALLOCATION	K	2,249,405

EQ/CORE BOND INDEX	K	1,596,874

EQ/CORE PLUS BOND	K	2,508,579

EQ/EQUITY 500 INDEX	K	2,347,381

EQ/GLOBAL EQUITY MANAGED VOLATILITY	K	1,308,868

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	K	1,836,393

EQ/INVESCO COMSTOCK	K	575,031

EQ/JANUS ENTERPRISE	K	1,671,560

EQ/JPMORGAN GROWTH STOCK	K	1,083,341

EQ/JPMORGAN VALUE OPPORTUNITIES	K	2,020,305

EQ/LARGE CAP GROWTH INDEX	K	1,539,197

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	K	1,575,167

EQ/LARGE CAP VALUE MANAGED VOLATILITY	K	574,023

EQ/MFS INTERNATIONAL GROWTH	K	1,929,986
EQ/MID CAP INDEX	K	1,492,185

EQ/MID CAP VALUE MANAGED VOLATILITY	K	677,822

EQ/MODERATE ALLOCATION	K	21,154,853

EQ/MODERATE-PLUS ALLOCATION	K	5,453,012

EQ/PIMCO GLOBAL REAL RETURN	K	349,696

EQ/SMALL COMPANY INDEX	K	2,003,257

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2023

	Share Class**	Portfolio Shares Held

EQUITABLE CONSERVATIVE GROWTH MF/ETF	K	259,798

MULTIMANAGER CORE BOND	K	780,846

MULTIMANAGER TECHNOLOGY	K	724,448

TARGET 2015 ALLOCATION	K	1,628,615

TARGET 2025 ALLOCATION	K	2,645,322

TARGET 2035 ALLOCATION	K	1,448,611

TARGET 2045 ALLOCATION	K	751,358

TARGET 2055 ALLOCATION	K	17,371

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	2,070,241

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	1,413,646

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)
1290 AVANTIS® U.S. LARGE CAP GROWTH	0.48%	I	$14.47	127

1290 RETIREMENT 2020	0.48%	I	$12.35	456

1290 RETIREMENT 2025	0.48%	I	$12.76	1,176

1290 RETIREMENT 2030	0.48%	I	$13.05	549

1290 RETIREMENT 2035	0.48%	I	$13.30	640

1290 RETIREMENT 2040	0.48%	I	$13.72	212

1290 RETIREMENT 2045	0.48%	I	$13.89	390

1290 RETIREMENT 2050	0.48%	I	$14.05	374

1290 RETIREMENT 2055	0.48%	I	$14.18	146

1290 VT EQUITY INCOME	0.48%	K	$25.76	159

1290 VT GAMCO MERGERS & ACQUISITIONS	0.48%	K	$15.28	103

1290 VT GAMCO SMALL COMPANY VALUE	0.48%	K	$45.12	740

1290 VT SMARTBETA EQUITY ESG	0.48%	K	$14.56	1,542

EQ/AB SMALL CAP GROWTH	0.48%	K	$37.06	862

EQ/AGGRESSIVE ALLOCATION	0.48%	K	$23.88	1,246

EQ/ALL ASSET GROWTH ALLOCATION	0.48%	K	$18.67	132

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.48%	K	$36.90	223

EQ/CONSERVATIVE ALLOCATION	0.48%	K	$12.56	570

EQ/CONSERVATIVE-PLUS ALLOCATION	0.48%	K	$16.46	1,120

EQ/CORE BOND INDEX	0.48%	K	$11.70	1,255

EQ/CORE PLUS BOND	0.48%	K	$11.24	783

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 206

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2023

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)

EQ/EQUITY 500 INDEX	0.48%	K	$41.96	3,922

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.48%	K	$17.27	1,222

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.48%	K	$12.77	1,589

EQ/INVESCO COMSTOCK	0.48%	K	$21.70	531

EQ/JANUS ENTERPRISE	0.48%	K	$33.59	1,053

EQ/JPMORGAN GROWTH STOCK	0.48%	K	$47.68	1,354

EQ/JPMORGAN VALUE OPPORTUNITIES	0.48%	K	$36.68	1,047

EQ/LARGE CAP GROWTH INDEX	0.48%	K	$46.60	737

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.48%	K	$47.86	1,026

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.48%	K	$24.96	409

EQ/MFS INTERNATIONAL GROWTH	0.48%	K	$20.86	673
EQ/MID CAP INDEX	0.48%	K	$31.89	729

EQ/MID CAP VALUE MANAGED VOLATILITY	0.48%	K	$29.49	373

EQ/MODERATE ALLOCATION	0.48%	K	$17.44	14,506

EQ/MODERATE-PLUS ALLOCATION	0.48%	K	$20.73	2,452

EQ/PIMCO GLOBAL REAL RETURN	0.48%	K	$10.65	247

EQ/SMALL COMPANY INDEX	0.48%	K	$32.51	681

EQUITABLE CONSERVATIVE GROWTH MF/ETF	0.48%	K	$17.28	176

MULTIMANAGER CORE BOND	0.48%	K	$10.75	625

MULTIMANAGER TECHNOLOGY	0.48%	K	$57.05	460

TARGET 2015 ALLOCATION	0.48%	K	$16.62	664

TARGET 2025 ALLOCATION	0.48%	K	$20.00	1,368

TARGET 2035 ALLOCATION	0.48%	K	$22.39	859

TARGET 2045 ALLOCATION	0.48%	K	$23.82	445

TARGET 2055 ALLOCATION	0.48%	K	$18.72	14

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	0.48%	COMMON SHARES	$10.48	2,099

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	0.48%	COMMON SHARES	$18.64	3,747

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the direct operating and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 AVANTIS® U.S. LARGE CAP GROWTH*	1290 RETIREMENT 2020*	1290 RETIREMENT 2025*	1290 RETIREMENT 2030*	1290 RETIREMENT 2035*	1290 RETIREMENT 2040*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,543	$133,442	$332,655	$126,404	$153,579	$49,444
Expenses:
Asset-based charges	9,118	27,849	71,233	29,992	38,289	11,377

Net Investment Income (Loss)	(3,575)	105,593	261,422	96,412	115,290	38,067

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(73,532)	(150,234)	(291,256)	(167,548)	288,579	4,003
Net realized gain distribution from the Portfolios	5,845	70,959	289,190	53,729	109,040	21,382

Net realized gain (loss)	(67,687)	(79,275)	(2,066)	(113,819)	397,619	25,385

Net change in unrealized appreciation (depreciation) of investments	304,300	482,405	1,136,711	631,062	355,194	211,031

Net Realized and Unrealized Gain (Loss) on Investments	236,613	403,130	1,134,645	517,243	752,813	236,416

Net Increase (Decrease) in Net Assets Resulting from Operations	$233,038	$508,723	$1,396,067	$613,655	$868,103	$274,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 RETIREMENT 2045*	1290 RETIREMENT 2050*	1290 RETIREMENT 2055*	1290 VT EQUITY INCOME**	1290 VT GAMCO MERGERS & ACQUISITIONS**	1290 VT GAMCO SMALL COMPANY VALUE**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$88,109	$83,322	$32,758	$94,008	$32,567	$272,898
Expenses:
Asset-based charges	21,907	20,177	8,665	21,542	6,916	154,753

Net Investment Income (Loss)	66,202	63,145	24,093	72,466	25,651	118,145

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	141,106	70,874	106,988	(3,786)	(41,848)	530,274
Net realized gain distribution from the Portfolios	73,943	20,305	53,984	249,452	46,133	2,217,959

Net realized gain (loss)	215,049	91,179	160,972	245,666	4,285	2,748,233

Net change in unrealized appreciation (depreciation) of investments	259,245	372,333	41,116	(154,141)	99,531	3,180,253

Net Realized and Unrealized Gain (Loss) on Investments	474,294	463,512	202,088	91,525	103,816	5,928,486

Net Increase (Decrease) in Net Assets Resulting from Operations	$540,496	$526,657	$226,181	$163,991	$129,467	$6,046,631

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	1290 VT SMARTBETA EQUITY ESG**	EQ/AB SMALL CAP GROWTH**	EQ/AGGRESSIVE ALLOCATION**	EQ/ALL ASSET GROWTH ALLOCATION**	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**	EQ/CONSERVATIVE ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$334,398	$141,027	$452,184	$49,820	$—	$184,700
Expenses:
Asset-based charges	103,452	150,282	137,081	11,957	30,478	34,512

Net Investment Income (Loss)	230,946	(9,255)	315,103	37,863	(30,478)	150,188

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	719,697	(1,878,562)	(1,649,492)	(74,094)	111,354	(198,617)
Net realized gain distribution from the Portfolios	245,645	45,950	837,037	44,609	243,807	59,876

Net realized gain (loss)	965,342	(1,832,612)	(812,455)	(29,485)	355,161	(138,741)

Net change in unrealized appreciation (depreciation) of investments	2,118,518	6,896,342	5,288,412	292,728	1,935,788	533,670

Net Realized and Unrealized Gain (Loss) on Investments	3,083,860	5,063,730	4,475,957	263,243	2,290,949	394,929

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,314,806	$5,054,475	$4,791,060	$301,106	$2,260,471	$545,117

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/CONSERVATIVE- PLUS ALLOCATION**	EQ/CORE BOND INDEX**	EQ/CORE PLUS BOND**	EQ/EQUITY 500 INDEX**	EQ/GLOBAL EQUITY MANAGED VOLATILITY**	EQ/INTERNATIONAL CORE MANAGED VOLATILITY**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$417,765	$337,875	$222,575	$2,039,128	$222,513	$386,505
Expenses:
Asset-based charges	94,452	65,562	42,160	750,869	97,278	92,814

Net Investment Income (Loss)	323,313	272,313	180,415	1,288,259	125,235	293,691

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(1,020,315)	(284,933)	(396,134)	12,581,266	83,893	442,418
Net realized gain distribution from the Portfolios	415,299	—	—	1,339,255	819,747	152,823

Net realized gain (loss)	(605,016)	(284,933)	(396,134)	13,920,521	903,640	595,241

Net change in unrealized appreciation (depreciation) of investments	2,285,965	627,855	573,297	20,393,221	2,882,591	2,100,884

Net Realized and Unrealized Gain (Loss) on Investments	1,680,949	342,922	177,163	34,313,742	3,786,231	2,696,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,004,262	$615,235	$357,578	$35,602,001	$3,911,466	$2,989,816

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/INVESCO COMSTOCK**	EQ/JANUS ENTERPRISE**	EQ/JPMORGAN GROWTH STOCK**	EQ/JPMORGAN VALUE OPPORTUNITIES**	EQ/LARGE CAP GROWTH INDEX**	EQ/LARGE CAP GROWTH MANAGED VOLATILITY**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$203,800	$90,607	$—	$608,726	$141,366	$271,817
Expenses:
Asset-based charges	56,029	163,778	280,554	182,756	141,706	214,421

Net Investment Income (Loss)	147,771	(73,171)	(280,554)	425,970	(340)	57,396

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	938,896	918,318	1,572,334	1,330,631	309,621	(110,796)
Net realized gain distribution from the Portfolios	864,886	2,263,762	8,354,020	1,752,549	1,197,661	3,747,742

Net realized gain (loss)	1,803,782	3,182,080	9,926,354	3,083,180	1,507,282	3,636,946

Net change in unrealized appreciation (depreciation) of investments	(646,361)	2,183,069	12,077,155	332,063	8,611,383	10,886,345

Net Realized and Unrealized Gain (Loss) on Investments	1,157,421	5,365,149	22,003,509	3,415,243	10,118,665	14,523,291

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,305,192	$5,291,978	$21,722,955	$3,841,213	$10,118,325	$14,580,687

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/LARGE CAP VALUE MANAGED VOLATILITY**	EQ/MFS INTERNATIONAL GROWTH**	EQ/MID CAP INDEX**	EQ/MID CAP VALUE MANAGED VOLATILITY**	EQ/MODERATE ALLOCATION**	EQ/MODERATE- PLUS ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$185,000	$201,623	$274,819	$175,997	$5,237,066	$927,689
Expenses:
Asset-based charges	48,189	64,524	107,048	53,670	1,177,638	240,190

Net Investment Income (Loss)	136,811	137,099	167,771	122,327	4,059,428	687,499

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(78,746)	(123,023)	(123,375)	(118,950)	(7,768,963)	(2,239,563)
Net realized gain distribution from the Portfolios	542,760	503,547	877,933	511,309	5,316,238	1,461,151

Net realized gain (loss)	464,014	380,524	754,558	392,359	(2,452,725)	(778,412)

Net change in unrealized appreciation (depreciation) of investments	684,371	1,287,536	2,369,803	824,761	26,767,011	7,301,718

Net Realized and Unrealized Gain (Loss) on Investments	1,148,385	1,668,060	3,124,361	1,217,120	24,314,286	6,523,306

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,285,196	$1,805,159	$3,292,132	$1,339,447	$28,373,714	$7,210,805

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2023

	EQ/PIMCO GLOBAL REAL RETURN**	EQ/SMALL COMPANY INDEX**	EQUITABLE CONSERVATIVE GROWTH MF/ETF**	MULTIMANAGER CORE BOND**	MULTIMANAGER TECHNOLOGY**	TARGET 2015 ALLOCATION**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$39,698	$289,152	$83,474	$228,423	$5,029	$286,380
Expenses:
Asset-based charges	12,164	102,681	13,912	35,166	105,004	57,607

Net Investment Income (Loss)	27,534	186,471	69,562	193,257	(99,975)	228,773

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(412,699)	(9,318)	(123,704)	(541,877)	(4,666,498)	(1,143,707)
Net realized gain distribution from the Portfolios	13,826	690,037	—	—	1,086,484	521,986

Net realized gain (loss)	(398,873)	680,719	(123,704)	(541,877)	(3,580,014)	(621,721)

Net change in unrealized appreciation (depreciation) of investments	471,161	2,488,800	306,338	664,854	12,344,332	1,530,346

Net Realized and Unrealized Gain (Loss) on Investments	72,288	3,169,519	182,634	122,977	8,764,318	908,625

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,822	$3,355,990	$252,196	$316,234	$8,664,343	$1,137,398

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 206

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2023

	TARGET 2025 ALLOCATION**	TARGET 2035 ALLOCATION**	TARGET 2045 ALLOCATION**	TARGET 2055 ALLOCATION**	VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$586,913	$355,622	$177,175	$4,003	$529,122	$731,840
Expenses:
Asset-based charges	131,563	89,620	48,819	1,334	99,788	295,767

Net Investment Income (Loss)	455,350	266,002	128,356	2,669	429,334	436,073

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	143,327	655,439	386,786	26,348	(1,419,482)	(876,090)
Net realized gain distribution from the Portfolios	870,123	302,422	171,587	2,523	—	3,566,791

Net realized gain (loss)	1,013,450	957,861	558,373	28,871	(1,419,482)	2,690,701

Net change in unrealized appreciation (depreciation) of investments	2,049,478	1,646,020	1,003,829	20,923	1,963,342	11,012,281

Net Realized and Unrealized Gain (Loss) on Investments	3,062,928	2,603,881	1,562,202	49,794	543,860	13,702,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,518,278	$2,869,883	$1,690,558	$52,463	$973,194	$14,139,055

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 AVANTIS® U.S. LARGE CAP GROWTH*		1290 RETIREMENT 2020*		1290 RETIREMENT 2025*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,575)	$27,139	$105,593	$123,373	$261,422	$275,350
Net realized gain (loss)	(67,687)	126,079	(79,275)	540,286	(2,066)	628,220
Net change in unrealized appreciation (depreciation) of investments	304,300	(412,274)	482,405	(1,689,197)	1,136,711	(3,567,787)

Net increase (decrease) in net assets resulting from operations	233,038	(259,056)	508,723	(1,025,538)	1,396,067	(2,664,217)

From Contractowners Transactions:
Payments received from contractowners	675,442	562,555	358,982	621,824	1,081,309	1,700,885
Transfers between Variable Investment Options including guaranteed interest account, net	(417,464)	(68,422)	(20,313)	(62,285)	1,679,151	(1,509,823)
Redemptions for contract benefits and terminations	(271,136)	(209,311)	(1,309,391)	(2,381,365)	(4,492,396)	(2,572,584)
Contract maintenance charges	(1,745)	(1,421)	(339)	(287)	(869)	(883)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,903)	283,401	(971,061)	(1,822,113)	(1,732,805)	(2,382,405)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	(101)	222	—	—	—	—

Net Increase (Decrease) in Net Assets	218,034	24,567	(462,338)	(2,847,651)	(336,738)	(5,046,622)
Net Assets — Beginning of Year	1,619,075	1,594,508	6,099,519	8,947,170	15,341,201	20,387,823

Net Assets — End of Year	$1,837,109	$1,619,075	$5,637,181	$6,099,519	$15,004,463	$15,341,201

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 RETIREMENT 2030*		1290 RETIREMENT 2035*		1290 RETIREMENT 2040*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$96,412	$102,078	$115,290	$146,285	$38,067	$36,354
Net realized gain (loss)	(113,819)	409,844	397,619	486,035	25,385	13,439
Net change in unrealized appreciation (depreciation) of investments	631,062	(1,380,655)	355,194	(2,066,784)	211,031	(350,956)

Net increase (decrease) in net assets resulting from operations	613,655	(868,733)	868,103	(1,434,464)	274,483	(301,163)

From Contractowners Transactions:
Payments received from contractowners	498,916	744,005	932,633	1,147,283	576,532	417,905
Transfers between Variable Investment Options including guaranteed interest account, net	732,038	310,050	10,001	(774,067)	10,886	480,896
Redemptions for contract benefits and terminations	(721,687)	(863,928)	(1,624,606)	(444,157)	(118,289)	(63,326)
Contract maintenance charges	(752)	(635)	(1,362)	(1,196)	(795)	(680)

Net increase (decrease) in net assets resulting from contractowners transactions	508,515	189,492	(683,334)	(72,137)	468,334	834,795

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	43	4,375	—	—	(39)	88

Net Increase (Decrease) in Net Assets	1,122,213	(674,866)	184,769	(1,506,601)	742,778	533,720
Net Assets — Beginning of Year	6,040,130	6,714,996	8,333,783	9,840,384	2,172,456	1,638,736

Net Assets — End of Year	$7,162,343	$6,040,130	$8,518,552	$8,333,783	$2,915,234	$2,172,456

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 RETIREMENT 2045*		1290 RETIREMENT 2050*		1290 RETIREMENT 2055*
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$66,202	$70,231	$63,145	$56,181	$24,093	$27,109
Net realized gain (loss)	215,049	110,766	91,179	41,380	160,972	79,880
Net change in unrealized appreciation (depreciation) of investments	259,245	(794,723)	372,333	(520,922)	41,116	(320,756)

Net increase (decrease) in net assets resulting from operations	540,496	(613,726)	526,657	(423,361)	226,181	(213,767)

From Contractowners Transactions:
Payments received from contractowners	1,611,222	950,430	1,733,957	1,149,848	813,273	753,266
Transfers between Variable Investment Options including guaranteed interest account, net	(271,922)	(60,941)	(194,365)	216,453	18,059	(184,697)
Redemptions for contract benefits and terminations	(662,252)	(115,031)	(194,550)	(46,113)	(686,737)	(68,269)
Contract maintenance charges	(1,526)	(1,283)	(1,640)	(1,275)	(1,649)	(1,322)

Net increase (decrease) in net assets resulting from contractowners transactions	675,522	773,175	1,343,402	1,318,913	142,946	498,978

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	(136)	156	(34)	34

Net Increase (Decrease) in Net Assets	1,216,018	159,449	1,869,923	895,708	369,093	285,245
Net Assets — Beginning of Year	4,198,027	4,038,578	3,388,850	2,493,142	1,700,700	1,415,455

Net Assets — End of Year	$5,414,045	$4,198,027	$5,258,773	$3,388,850	$2,069,793	$1,700,700

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of 1290 Funds, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT EQUITY INCOME**		1290 VT GAMCO MERGERS & ACQUISITIONS**		1290 VT GAMCO SMALL COMPANY VALUE**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$72,466	$94,174	$25,651	$189	$118,145	$98,408
Net realized gain (loss)	245,666	946,587	4,285	135,584	2,748,233	2,517,751
Net change in unrealized appreciation (depreciation) of investments	(154,141)	(1,029,156)	99,531	(245,361)	3,180,253	(7,000,620)

Net increase (decrease) in net assets resulting from operations	163,991	11,605	129,467	(109,588)	6,046,631	(4,384,461)

From Contractowners Transactions:
Payments received from contractowners	254,382	251,434	108,442	115,725	1,290,514	1,338,506
Transfers between Variable Investment Options including guaranteed interest account, net	(1,357,825)	713,151	126,998	(127,456)	186,981	(878,321)
Redemptions for contract benefits and terminations	(1,514,049)	(616,644)	(265,456)	(209,664)	(5,854,964)	(6,031,236)
Contract maintenance charges	(237)	(289)	(82)	(98)	(1,582)	(1,677)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,617,729)	347,652	(30,098)	(221,493)	(4,379,051)	(5,572,728)

Net Increase (Decrease) in Net Assets	(2,453,738)	359,257	99,369	(331,081)	1,667,580	(9,957,189)

Net Assets — Beginning of Year	6,561,768	6,202,511	1,472,672	1,803,753	31,741,918	41,699,107

Net Assets — End of Year	$4,108,030	$6,561,768	$1,572,041	$1,472,672	$33,409,498	$31,741,918

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	1290 VT SMARTBETA EQUITY ESG**		EQ/AB SMALL CAP GROWTH**		EQ/AGGRESSIVE ALLOCATION**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$230,946	$220,967	$(9,255)	$(43,173)	$315,103	$205,992
Net realized gain (loss)	965,342	944,214	(1,832,612)	(757,081)	(812,455)	3,678,082
Net change in unrealized appreciation (depreciation) of investments	2,118,518	(5,253,505)	6,896,342	(13,959,357)	5,288,412	(10,827,557)

Net increase (decrease) in net assets resulting from operations	3,314,806	(4,088,324)	5,054,475	(14,759,611)	4,791,060	(6,943,483)

From Contractowners Transactions:
Payments received from contractowners	781,246	797,187	1,108,218	1,411,113	1,199,558	1,498,313
Transfers between Variable Investment Options including guaranteed interest account, net	(370,176)	(377,256)	(1,998,393)	(2,183,142)	168,298	(1,310,862)
Redemptions for contract benefits and terminations	(3,019,873)	(2,374,336)	(5,477,498)	(4,460,234)	(4,765,011)	(2,545,033)
Contract maintenance charges	(1,124)	(1,268)	(1,437)	(1,724)	(2,129)	(2,434)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,609,927)	(1,955,673)	(6,369,110)	(5,233,987)	(3,399,284)	(2,360,016)

Net Increase (Decrease) in Net Assets	704,879	(6,043,997)	(1,314,635)	(19,993,598)	1,391,776	(9,303,499)
Net Assets — Beginning of Year	21,756,928	27,800,925	33,272,266	53,265,864	28,374,510	37,678,009

Net Assets — End of Year	$22,461,807	$21,756,928	$31,957,631	$33,272,266	$29,766,286	$28,374,510

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/ALL ASSET GROWTH ALLOCATION**		EQ/CLEARBRIDGE LARGE CAP GROWTH ESG**		EQ/CONSERVATIVE ALLOCATION**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$37,863	$27,666	$(30,478)	$(25,439)	$150,188	$96,860
Net realized gain (loss)	(29,485)	151,479	355,161	664,577	(138,741)	41,217
Net change in unrealized appreciation (depreciation) of investments	292,728	(561,430)	1,935,788	(3,170,485)	533,670	(1,221,786)

Net increase (decrease) in net assets resulting from operations	301,106	(382,285)	2,260,471	(2,531,347)	545,117	(1,083,709)

From Contractowners Transactions:
Payments received from contractowners	199,235	163,435	262,063	288,523	191,073	279,728
Transfers between Variable Investment Options including guaranteed interest account, net	(67,145)	65,610	2,309,884	(421,155)	(56,329)	448,856
Redemptions for contract benefits and terminations	(299,078)	(44,427)	(631,123)	(1,468,813)	(978,775)	(986,784)
Contract maintenance charges	(264)	(275)	(505)	(480)	(515)	(604)

Net increase (decrease) in net assets resulting from contractowners transactions	(167,252)	184,343	1,940,319	(1,601,925)	(844,546)	(258,804)

Net Increase (Decrease) in Net Assets	133,854	(197,942)	4,200,790	(4,133,272)	(299,429)	(1,342,513)
Net Assets — Beginning of Year	2,331,666	2,529,608	4,041,858	8,175,130	7,458,692	8,801,205

Net Assets — End of Year	$2,465,520	$2,331,666	$8,242,648	$4,041,858	$7,159,263	$7,458,692

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/CONSERVATIVE-PLUS ALLOCATION**		EQ/CORE BOND INDEX**		EQ/CORE PLUS BOND**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$323,313	$231,141	$272,313	$212,040	$180,415	$216,256
Net realized gain (loss)	(605,016)	993,044	(284,933)	(142,101)	(396,134)	(26,343)
Net change in unrealized appreciation (depreciation) of investments	2,285,965	(5,256,470)	627,855	(1,615,741)	573,297	(1,797,890)

Net increase (decrease) in net assets resulting from operations	2,004,262	(4,032,285)	615,235	(1,545,802)	357,578	(1,607,977)

From Contractowners Transactions:
Payments received from contractowners	661,203	913,183	669,896	752,524	349,142	469,063
Transfers between Variable Investment Options including guaranteed interest account, net	(516,831)	(896,274)	2,527,535	(111,285)	(72,102)	(448,915)
Redemptions for contract benefits and terminations	(4,530,334)	(4,780,524)	(3,787,765)	(2,333,836)	(1,387,509)	(2,249,729)
Contract maintenance charges	(1,302)	(1,492)	(834)	(978)	(438)	(509)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,387,264)	(4,765,107)	(591,168)	(1,693,575)	(1,110,907)	(2,230,090)

Net Increase (Decrease) in Net Assets	(2,383,002)	(8,797,392)	24,067	(3,239,377)	(753,329)	(3,838,067)
Net Assets — Beginning of Year	20,830,237	29,627,629	14,661,539	17,900,916	9,560,873	13,398,940

Net Assets — End of Year	$18,447,235	$20,830,237	$14,685,606	$14,661,539	$8,807,544	$9,560,873

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/EQUITY 500 INDEX**		EQ/GLOBAL EQUITY MANAGED VOLATILITY**		EQ/INTERNATIONAL CORE MANAGED VOLATILITY**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,288,259	$1,346,973	$125,235	$25,898	$293,691	$200,791
Net realized gain (loss)	13,920,521	11,967,135	903,640	573,118	595,241	166,626
Net change in unrealized appreciation (depreciation) of investments	20,393,221	(48,792,288)	2,882,591	(6,518,747)	2,100,884	(3,863,538)

Net increase (decrease) in net assets resulting from operations	35,602,001	(35,478,180)	3,911,466	(5,919,731)	2,989,816	(3,496,121)

From Contractowners Transactions:
Payments received from contractowners	5,718,426	6,129,384	695,020	775,281	912,954	910,424
Transfers between Variable Investment Options including guaranteed interest account, net	(1,050,823)	3,548,829	(176,446)	(540,393)	36,351	(738,386)
Redemptions for contract benefits and terminations	(26,005,249)	(14,036,807)	(3,614,263)	(2,494,992)	(3,113,126)	(2,238,089)
Contract maintenance charges	(6,721)	(7,244)	(871)	(955)	(806)	(865)

Net increase (decrease) in net assets resulting from contractowners transactions	(21,344,367)	(4,365,838)	(3,096,560)	(2,261,059)	(2,164,627)	(2,066,916)

Net Increase (Decrease) in Net Assets	14,257,634	(39,844,018)	814,906	(8,180,790)	825,189	(5,563,037)
Net Assets — Beginning of Year	150,403,130	190,247,148	20,301,424	28,482,214	19,464,576	25,027,613

Net Assets — End of Year	$164,660,764	$150,403,130	$21,116,330	$20,301,424	$20,289,765	$19,464,576

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/INVESCO COMSTOCK**		EQ/JANUS ENTERPRISE**		EQ/JPMORGAN GROWTH STOCK**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$147,771	$192,467	$(73,171)	$(174,381)	$(280,554)	$(291,808)
Net realized gain (loss)	1,803,782	1,882,582	3,182,080	3,912,798	9,926,354	4,296,630
Net change in unrealized appreciation (depreciation) of investments	(646,361)	(2,047,708)	2,183,069	(11,330,668)	12,077,155	(38,519,283)

Net increase (decrease) in net assets resulting from operations	1,305,192	27,341	5,291,978	(7,592,251)	21,722,955	(34,514,461)

From Contractowners Transactions:
Payments received from contractowners	369,949	412,722	1,297,095	1,354,264	1,904,122	2,660,373
Transfers between Variable Investment Options including guaranteed interest account, net	(2,401,304)	1,545,898	774,755	(2,231,083)	2,157,408	(4,243,443)
Redemptions for contract benefits and terminations	(1,487,260)	(2,016,103)	(5,711,753)	(3,867,475)	(10,819,501)	(8,386,073)
Contract maintenance charges	(628)	(739)	(1,883)	(2,046)	(3,143)	(3,304)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,519,243)	(58,222)	(3,641,786)	(4,746,340)	(6,761,114)	(9,972,447)

Net Increase (Decrease) in Net Assets	(2,214,051)	(30,881)	1,650,192	(12,338,591)	14,961,841	(44,486,908)
Net Assets — Beginning of Year	13,749,269	13,780,150	33,733,127	46,071,718	49,632,031	94,118,939

Net Assets — End of Year	$11,535,218	$13,749,269	$35,383,319	$33,733,127	$64,593,872	$49,632,031

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/JPMORGAN VALUE OPPORTUNITIES**		EQ/LARGE CAP GROWTH INDEX**		EQ/LARGE CAP GROWTH MANAGED VOLATILITY**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$425,970	$348,167	$(340)	$(1,218)	$57,396	$(74,137)
Net realized gain (loss)	3,083,180	3,671,146	1,507,282	4,411,534	3,636,946	6,195,307
Net change in unrealized appreciation (depreciation) of investments	332,063	(3,977,692)	8,611,383	(15,642,862)	10,886,345	(25,591,440)

Net increase (decrease) in net assets resulting from operations	3,841,213	41,621	10,118,325	(11,232,546)	14,580,687	(19,470,270)

From Contractowners Transactions:
Payments received from contractowners	1,279,754	1,403,729	1,157,712	1,218,513	902,371	919,562
Transfers between Variable Investment Options including guaranteed interest account, net	(1,228,528)	3,490,437	2,725,507	(1,822,606)	631,151	(1,302,671)
Redemptions for contract benefits and terminations	(7,597,307)	(4,932,014)	(4,460,373)	(2,870,262)	(7,255,873)	(5,656,985)
Contract maintenance charges	(1,880)	(2,034)	(1,617)	(1,580)	(1,903)	(2,010)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,547,961)	(39,882)	(578,771)	(3,475,935)	(5,724,254)	(6,042,104)

Net Increase (Decrease) in Net Assets	(3,706,748)	1,739	9,539,554	(14,708,481)	8,856,433	(25,512,374)
Net Assets — Beginning of Year	42,128,226	42,126,487	24,840,010	39,548,491	40,269,839	65,782,213

Net Assets — End of Year	$38,421,478	$42,128,226	$34,379,564	$24,840,010	$49,126,272	$40,269,839

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/LARGE CAP VALUE MANAGED VOLATILITY**		EQ/MFS INTERNATIONAL GROWTH**		EQ/MID CAP INDEX**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$136,811	$118,093	$137,099	$91,140	$167,771	$175,233
Net realized gain (loss)	464,014	478,781	380,524	332,594	754,558	1,636,460
Net change in unrealized appreciation (depreciation) of investments	684,371	(2,189,595)	1,287,536	(2,918,477)	2,369,803	(5,881,814)

Net increase (decrease) in net assets resulting from operations	1,285,196	(1,592,721)	1,805,159	(2,494,743)	3,292,132	(4,070,121)

From Contractowners Transactions:
Payments received from contractowners	438,154	513,028	801,109	804,908	973,788	994,033
Transfers between Variable Investment Options including guaranteed interest account, net	(289,140)	(824,278)	170,857	(289,376)	(305,379)	(1,279,661)
Redemptions for contract benefits and terminations	(1,666,751)	(1,329,378)	(2,452,469)	(1,178,827)	(3,467,954)	(2,773,027)
Contract maintenance charges	(613)	(673)	(820)	(820)	(1,176)	(1,229)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,518,350)	(1,641,301)	(1,481,323)	(664,115)	(2,800,721)	(3,059,884)

Net Increase (Decrease) in Net Assets	(233,154)	(3,234,022)	323,836	(3,158,858)	491,411	(7,130,005)
Net Assets — Beginning of Year	10,443,809	13,677,831	13,722,935	16,881,793	22,760,439	29,890,444

Net Assets — End of Year	$10,210,655	$10,443,809	$14,046,771	$13,722,935	$23,251,850	$22,760,439

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/MID CAP VALUE MANAGED VOLATILITY**		EQ/MODERATE ALLOCATION**		EQ/MODERATE-PLUS ALLOCATION**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$122,327	$96,036	$4,059,428	$2,716,771	$687,499	$476,803
Net realized gain (loss)	392,359	147,274	(2,452,725)	19,612,123	(778,412)	5,065,248
Net change in unrealized appreciation (depreciation) of investments	824,761	(2,572,355)	26,767,011	(70,710,557)	7,301,718	(16,948,364)

Net increase (decrease) in net assets resulting from operations	1,339,447	(2,329,045)	28,373,714	(48,381,663)	7,210,805	(11,406,313)

From Contractowners Transactions:
Payments received from contractowners	518,851	606,709	19,950,995	22,261,172	2,019,556	2,832,195
Transfers between Variable Investment Options including guaranteed interest account, net	(834,260)	(346,196)	(4,708,051)	(7,730,877)	(605,592)	2,109,449
Redemptions for contract benefits and terminations	(2,403,242)	(1,374,442)	(38,285,462)	(34,387,529)	(10,364,787)	(6,688,148)
Contract maintenance charges	(720)	(791)	(44,023)	(45,967)	(3,208)	(3,719)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,719,371)	(1,114,720)	(23,086,541)	(19,903,201)	(8,954,031)	(1,750,223)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	—	4,727	(5,586)	—	—

Net Increase (Decrease) in Net Assets	(1,379,924)	(3,443,765)	5,291,900	(68,290,450)	(1,743,226)	(13,156,536)
Net Assets — Beginning of Year	12,393,940	15,837,705	247,766,980	316,057,430	52,586,260	65,742,796

Net Assets — End of Year	$11,014,016	$12,393,940	$253,058,880	$247,766,980	$50,843,034	$52,586,260

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	EQ/PIMCO GLOBAL REAL RETURN**		EQ/SMALL COMPANY INDEX**		EQUITABLE CONSERVATIVE GROWTH MF/ETF**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,534	$303,790	$186,471	$158,664	$69,562	$43,663
Net realized gain (loss)	(398,873)	(453,408)	680,719	340,060	(123,704)	14,849
Net change in unrealized appreciation (depreciation) of investments	471,161	(523,039)	2,488,800	(6,427,696)	306,338	(496,386)

Net increase (decrease) in net assets resulting from operations	99,822	(672,657)	3,355,990	(5,928,972)	252,196	(437,874)

From Contractowners Transactions:
Payments received from contractowners	143,838	177,720	964,463	1,004,390	152,836	155,037
Transfers between Variable Investment Options including guaranteed interest account, net	(185,180)	(613,466)	(369,536)	(956,032)	220,968	(203,605)
Redemptions for contract benefits and terminations	(215,022)	(561,693)	(3,826,619)	(2,610,960)	(468,648)	(31,006)
Contract maintenance charges	(121)	(158)	(1,000)	(1,125)	(170)	(187)

Net increase (decrease) in net assets resulting from contractowners transactions	(256,485)	(997,597)	(3,232,692)	(2,563,727)	(95,014)	(79,761)

Net Increase (Decrease) in Net Assets	(156,663)	(1,670,254)	123,298	(8,492,699)	157,182	(517,635)
Net Assets — Beginning of Year	2,782,353	4,452,607	22,019,341	30,512,040	2,877,857	3,395,492

Net Assets — End of Year	$2,625,690	$2,782,353	$22,142,639	$22,019,341	$3,035,039	$2,877,857

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	MULTIMANAGER CORE BOND**		MULTIMANAGER TECHNOLOGY**		TARGET 2015 ALLOCATION**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$193,257	$189,860	$(99,975)	$(99,599)	$228,773	$247,013
Net realized gain (loss)	(541,877)	(143,272)	(3,580,014)	(813,755)	(621,721)	380,881
Net change in unrealized appreciation (depreciation) of investments	664,854	(1,370,224)	12,344,332	(10,130,567)	1,530,346	(3,377,228)

Net increase (decrease) in net assets resulting from operations	316,234	(1,323,636)	8,664,343	(11,043,921)	1,137,398	(2,749,334)

From Contractowners Transactions:
Payments received from contractowners	314,212	360,458	722,648	1,015,637	725	(80)
Transfers between Variable Investment Options including guaranteed interest account, net	(85,899)	353,687	2,613,110	(1,836,823)	(570,536)	(1,365,346)
Redemptions for contract benefits and terminations	(2,214,733)	(1,936,085)	(3,569,918)	(1,020,232)	(3,370,047)	(1,591,903)
Contract maintenance charges	(332)	(376)	(968)	(954)	(527)	(642)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,986,752)	(1,222,316)	(235,128)	(1,842,372)	(3,940,385)	(2,957,971)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	452	—	—	(34)	—

Net Increase (Decrease) in Net Assets	(1,670,518)	(2,545,500)	8,429,215	(12,886,293)	(2,803,021)	(5,707,305)

Net Assets — Beginning of Year	8,388,296	10,933,796	17,822,814	30,709,107	13,851,827	19,559,132

Net Assets — End of Year	$6,717,778	$8,388,296	$26,252,029	$17,822,814	$11,048,806	$13,851,827

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-36

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2025 ALLOCATION**		TARGET 2035 ALLOCATION**		TARGET 2045 ALLOCATION**
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$455,350	$403,803	$266,002	$225,311	$128,356	$107,969
Net realized gain (loss)	1,013,450	3,479,499	957,861	1,866,635	558,373	853,765
Net change in unrealized appreciation (depreciation) of investments	2,049,478	(10,057,721)	1,646,020	(6,437,593)	1,003,829	(3,274,460)

Net increase (decrease) in net assets resulting from operations	3,518,278	(6,174,419)	2,869,883	(4,345,647)	1,690,558	(2,312,726)

From Contractowners Transactions:
Payments received from contractowners	(748)	(1,974)	(2,961)	(950)	—	(662)
Transfers between Variable Investment Options including guaranteed interest account, net	(39,122)	(2,003,003)	(126,331)	(1,657,460)	(386,137)	(647,603)
Redemptions for contract benefits and terminations	(4,817,763)	(6,170,252)	(2,454,914)	(2,395,996)	(826,913)	(929,994)
Contract maintenance charges	(1,505)	(1,689)	(1,248)	(1,554)	(1,476)	(1,720)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,859,138)	(8,176,918)	(2,585,454)	(4,055,960)	(1,214,526)	(1,579,979)

Net Increase (Decrease) in Net Assets	(1,340,860)	(14,351,337)	284,429	(8,401,607)	476,032	(3,892,705)

Net Assets — Beginning of Year	28,714,563	43,065,900	18,968,370	27,369,977	10,119,281	14,011,986

Net Assets — End of Year	$27,373,703	$28,714,563	$19,252,799	$18,968,370	$10,595,313	$10,119,281

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-37

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

	TARGET 2055 ALLOCATION**		VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO		VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,669	$3,357	$429,334	$339,982	$436,073	$486,908
Net realized gain (loss)	28,871	18,577	(1,419,482)	(882,262)	2,690,701	8,822,872
Net change in unrealized appreciation (depreciation) of investments	20,923	(101,482)	1,963,342	(2,758,081)	11,012,281	(23,090,857)

Net increase (decrease) in net assets resulting from operations	52,463	(79,548)	973,194	(3,300,361)	14,139,055	(13,781,077)

From Contractowners Transactions:
Payments received from contractowners	—	—	1,277,360	1,080,063	4,456,897	3,820,148
Transfers between Variable Investment Options including guaranteed interest account, net	(969)	(142)	3,233,504	(1,157,267)	2,241,709	(1,598,387)
Redemptions for contract benefits and terminations	(154,942)	(14,524)	(3,081,709)	(3,116,604)	(6,807,568)	(5,378,871)
Contract maintenance charges	(214)	(247)	(965)	(940)	(2,860)	(2,676)

Net increase (decrease) in net assets resulting from contractowners transactions	(156,125)	(14,913)	1,428,190	(3,194,748)	(111,822)	(3,159,786)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 206	—	21	(42)	241	—	—

Net Increase (Decrease) in Net Assets	(103,662)	(94,440)	2,401,342	(6,494,868)	14,027,233	(16,940,863)
Net Assets — Beginning of Year	362,673	457,113	19,586,371	26,081,239	55,822,663	72,763,526

Net Assets — End of Year	$259,011	$362,673	$21,987,713	$19,586,371	$69,849,896	$55,822,663

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-38

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

The change in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 AVANTIS® U.S. LARGE CAP GROWTH*	I	57	(57)	—	76	(56)	20

1290 RETIREMENT 2020	I	33	(115)	(82)	86	(231)	(145)

1290 RETIREMENT 2025	I	227	(371)	(144)	164	(356)	(192)

1290 RETIREMENT 2030	I	136	(98)	38	115	(93)	22

1290 RETIREMENT 2035	I	95	(151)	(56)	102	(112)	(10)

1290 RETIREMENT 2040	I	62	(26)	36	72	(10)	62

1290 RETIREMENT 2045	I	126	(74)	52	82	(23)	59

1290 RETIREMENT 2050	I	126	(23)	103	107	(7)	100

1290 RETIREMENT 2055	I	60	(49)	11	57	(18)	39

1290 VT EQUITY INCOME	K	43	(152)	(109)	127	(119)	8

1290 VT GAMCO MERGERS & ACQUISITIONS	K	30	(32)	(2)	66	(82)	(16)

1290 VT GAMCO SMALL COMPANY VALUE	K	85	(194)	(109)	76	(222)	(146)

1290 VT SMARTBETA EQUITY ESG	K	132	(328)	(196)	136	(291)	(155)

EQ/AB SMALL CAP GROWTH	K	100	(292)	(192)	131	(282)	(151)

EQ/AGGRESSIVE ALLOCATION	K	92	(250)	(158)	115	(229)	(114)

EQ/ALL ASSET GROWTH ALLOCATION	K	18	(28)	(10)	17	(7)	10

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	K	109	(45)	64	22	(81)	(59)

EQ/CONSERVATIVE ALLOCATION	K	24	(94)	(70)	154	(172)	(18)

EQ/CONSERVATIVE-PLUS ALLOCATION	K	41	(321)	(280)	55	(353)	(298)

EQ/CORE BOND INDEX	K	319	(371)	(52)	105	(251)	(146)

EQ/CORE PLUS BOND	K	96	(200)	(104)	121	(314)	(193)

EQ/EQUITY 500 INDEX	K	319	(887)	(568)	513	(639)	(126)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	K	48	(248)	(200)	40	(192)	(152)

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 206

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2023 AND 2022

		2023			2022
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	K	116	(303)	(187)	108	(289)	(181)

EQ/INVESCO COMSTOCK	K	55	(232)	(177)	187	(191)	(4)

EQ/JANUS ENTERPRISE	K	99	(218)	(119)	70	(231)	(161)

EQ/JPMORGAN GROWTH STOCK	K	184	(350)	(166)	114	(358)	(244)

EQ/JPMORGAN VALUE OPPORTUNITIES	K	108	(332)	(224)	261	(261)	—

EQ/LARGE CAP GROWTH INDEX	K	191	(207)	(16)	222	(311)	(89)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	K	50	(191)	(141)	34	(187)	(153)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	K	68	(135)	(67)	46	(119)	(73)

EQ/MFS INTERNATIONAL GROWTH	K	133	(210)	(77)	103	(134)	(31)

EQ/MID CAP INDEX	K	81	(176)	(95)	52	(161)	(109)

EQ/MID CAP VALUE MANAGED VOLATILITY	K	18	(119)	(101)	50	(93)	(43)

EQ/MODERATE ALLOCATION	K	540	(1,957)	(1,417)	600	(1,808)	(1,208)

EQ/MODERATE-PLUS ALLOCATION	K	122	(588)	(466)	255	(356)	(101)

EQ/PIMCO GLOBAL REAL RETURN	K	60	(85)	(25)	100	(192)	(92)

EQ/SMALL COMPANY INDEX	K	89	(197)	(108)	96	(182)	(86)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	K	37	(44)	(7)	29	(34)	(5)

MULTIMANAGER CORE BOND	K	93	(286)	(193)	131	(241)	(110)

MULTIMANAGER TECHNOLOGY	K	236	(242)	(6)	209	(245)	(36)

TARGET 2015 ALLOCATION	K	—	(250)	(250)	1	(193)	(192)

TARGET 2025 ALLOCATION	K	—	(260)	(260)	—	(437)	(437)

TARGET 2035 ALLOCATION	K	—	(126)	(126)	—	(202)	(202)

TARGET 2045 ALLOCATION	K	—	(55)	(55)	—	(75)	(75)

TARGET 2055 ALLOCATION	K	—	(9)	(9)	—	(1)	(1)

VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	COMMON SHARES	702	(567)	135	444	(740)	(296)

VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	COMMON SHARES	706	(713)	(7)	1,050	(1,212)	(162)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-40

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements

December 31, 2023

1.	Organization

Separate Account No. 206 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”), is organized as a unit investment trust, a type of investment company, and is maintained under New York Insurance Law. The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of 1290 Trust, EQ Advisors Trust (“EQAT”) and Vanguard Variable Insurance Fund (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

1290 Trust*

•	1290 Avantis® U.S. Large Cap Growth(1)
•	1290 Retirement 2020
•	1290 Retirement 2025
•	1290 Retirement 2030
•	1290 Retirement 2035
•	1290 Retirement 2040
•	1290 Retirement 2045
•	1290 Retirement 2050
•	1290 Retirement 2055

EQ Advisors Trust*

•	1290 VT Equity Income
•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	EQ/AB Small Cap Growth
•	EQ/Aggressive Allocation(2)
•	EQ/All Asset Growth Allocation
•	EQ/Clearbridge Large Cap Growth ESG
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-Plus Allocation(2)
•	EQ/Core Bond Index

•	EQ/Core Plus Bond(2)

•	EQ/Equity 500 Index

•	EQ/Global Equity Managed Volatility
•	EQ/International Core Managed Volatility
•	EQ/Invesco Comstock
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock(3)
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Managed Volatility
•	EQ/MFS International Growth
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation(2)
•	EQ/Moderate-Plus Allocation(2)
•	EQ/PIMCO Global Real Return
•	EQ/Small Company Index
•	Equitable Conservative Growth MF/ETF
•	Multimanager Core Bond
•	Multimanager Technology
•	Target 2015 Allocation(2)
•	Target 2025 Allocation(2)
•	Target 2035 Allocation(2)
•	Target 2045 Allocation(2)
•	Target 2055 Allocation(2)

Vanguard Variable Insurance Fund

•	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio

(1)	Formerly known as 1290 Retirement 2060
(2)	The Variable Investment Option was previously held under EQ Premier VIP Trust until November 12, 2023
(3)	Formerly known as EQ/T. Rowe Price Growth Stock
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

The Account is used to fund benefits for a deferred group annuity Contract (“Contract”), issued by Equitable Financial, including the Members Retirement Plan (“MRP”), Volume Submitter Plan and individually designed plans (collectively, the “ADA Program or “the Plan”). Through trusts (“Plan Trusts”) maintained under the ADA Program, contributions are allocated into the Variable Investment Options available in the Account based on the terms of the Plan. The ADA

FSA-41

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

1.	Organization (Concluded)

Program provides members of the American Dental Association and their eligible employees retirement savings accumulation, on a tax-deferred basis.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises principally from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to program expense charges, other expenses and direct operating expense charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the plans (but exclude amounts allocated to the Money Market Guarantee Account of Separate Account No. 43 (“Separate Account No. 43”) and the General Account, and the Guaranteed Rate Accounts (“GRAs”) of Equitable Financial and Principal Life Insurance Company (“Principal”)) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

FSA-42

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

2.	Significant Accounting Policies (Concluded)

Transfers between Variable Investment Options are amounts that participants have directed to be moved among Portfolios. Contractowners may also make permitted transfers to and from the Money Market Guarantee Account, and transfers to the GRAs. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in Equitable Financial’s General Account to provide for other policy benefits, as required by state insurance law. Equitable Financial’s General Account is subject to creditors rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the plans and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Redemptions for contract, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax, based on net income or realized and unrealized capital gains, is currently applicable to the plans participating in the Account, by reason of applicable provisions of the Internal Revenue Code, and no federal income tax payable by Equitable Financial is expected to affect the unit values of the plans participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax, which is attributable to the Account, if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-43

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2023 were as follows:

	Purchases	Sales
1290 AVANTIS® U.S. LARGE CAP GROWTH	$775,456	$787,454
1290 RETIREMENT 2020	590,273	1,383,760
1290 RETIREMENT 2025	3,385,984	4,565,319
1290 RETIREMENT 2030	1,895,154	1,230,613
1290 RETIREMENT 2035	1,443,590	1,900,898
1290 RETIREMENT 2040	876,358	347,807
1290 RETIREMENT 2045	1,799,848	982,814
1290 RETIREMENT 2050	1,742,463	314,018
1290 RETIREMENT 2055	874,672	653,147
1290 VT EQUITY INCOME	1,388,432	3,684,052
1290 VT GAMCO MERGERS & ACQUISITIONS	522,857	480,827
1290 VT GAMCO SMALL COMPANY VALUE	5,956,069	7,992,177
1290 VT SMARTBETA EQUITY ESG	2,322,616	4,453,688
EQ/AB SMALL CAP GROWTH	3,562,997	9,890,071
EQ/AGGRESSIVE ALLOCATION	3,300,501	5,541,762
EQ/ALL ASSET GROWTH ALLOCATION	410,171	494,381
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	3,650,754	1,494,193
EQ/CONSERVATIVE ALLOCATION	526,641	1,159,803
EQ/CONSERVATIVE-PLUS ALLOCATION	1,473,982	5,119,375
EQ/CORE BOND INDEX	3,955,589	4,271,662
EQ/CORE PLUS BOND	1,259,437	2,188,466
EQ/EQUITY 500 INDEX	15,393,457	34,072,920
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1,796,914	3,944,227
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1,933,105	3,647,037
EQ/INVESCO COMSTOCK	2,186,820	4,691,805
EQ/JANUS ENTERPRISE	5,472,922	6,916,929
EQ/JPMORGAN GROWTH STOCK	15,712,882	14,383,781
EQ/JPMORGAN VALUE OPPORTUNITIES	6,034,957	11,397,783
EQ/LARGE CAP GROWTH INDEX	8,994,343	8,366,595
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	6,100,718	8,008,105
EQ/LARGE CAP VALUE MANAGED VOLATILITY	2,310,558	3,147,463
EQ/MFS INTERNATIONAL GROWTH	3,359,280	4,197,137
EQ/MID CAP INDEX	3,505,044	5,255,516
EQ/MID CAP VALUE MANAGED VOLATILITY	1,169,930	3,254,129
EQ/MODERATE ALLOCATION	19,390,200	33,050,109
EQ/MODERATE-PLUS ALLOCATION	4,725,657	11,521,360
EQ/PIMCO GLOBAL REAL RETURN	678,620	894,227
EQ/SMALL COMPANY INDEX	3,599,471	5,951,447
EQUITABLE CONSERVATIVE GROWTH MF/ETF	689,878	714,702
MULTIMANAGER CORE BOND	1,202,605	2,995,222
MULTIMANAGER TECHNOLOGY	12,535,844	11,776,888
TARGET 2015 ALLOCATION	809,285	3,997,589
TARGET 2025 ALLOCATION	1,457,039	4,985,859
TARGET 2035 ALLOCATION	658,552	2,671,877
TARGET 2045 ALLOCATION	348,766	1,261,208
TARGET 2055 ALLOCATION	6,526	157,449
VANGUARD VARIABLE INSURANCE FUND TOTAL BOND MARKET INDEX PORTFOLIO	7,670,803	5,808,148
VANGUARD VARIABLE INSURANCE FUND TOTAL STOCK MARKET INDEX PORTFOLIO	15,856,062	11,946,922

FSA-44

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. 1290 Funds issue Class A, Class I, Class R and Class T shares and EQAT issues Class IA, Class IB and Class K shares. All share classes issued by 1290 Funds and EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA, Class IB, Class R and Class T shares are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by 1290 Funds and EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the 1290 Trust, on behalf of each related Portfolio, may charge an annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A and Class T shares and 0.50% of the average daily net assets of a Portfolio attributable to its Class R shares. The Distributions Plans also provide that the EQAT, on behalf of each related Portfolio, may charge a maximum 12b-1 fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of 1290 Funds and EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of 1290 Funds and EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”) serves as administrator of the Portfolios of 1290 Funds and EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of 1290 Funds and EQAT. Expenses of the Portfolios of 1290 Funds and EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.29% to a high of 2.11% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of 1290 Funds and EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. For the year ended December 31, 2023, there were no 12b-1 fees or additional payments from the unaffiliated portfolios. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as investment sub-advisor for a number of Portfolios in the Trusts, including EQ/AB Small Cap Growth, EQ/Equity 500 Index, EQ/Large Cap Growth Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by Equitable Holdings, Inc.

Certain other expenses are charged directly to the Variable Investment Options. These include SEC filing fees and certain related expenses such as printing of SEC filings, prospectuses and reports, mailing costs, custodians’ fees, financial account costs, outside auditing and legal expenses, and other cost related to the ADA Program (“direct operating expenses”).

FSA-45

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

5.	Expenses and Related Party Transactions (Concluded)

Equitable Financial is the distributor of the MRP Group Annuity Contract. While Equitable Financial does not receive any commissions based upon the units outstanding in the Account, Equitable Financial employees receive incentive compensation, based upon sales and first year contribution amounts, for performing marketing and service functions for the MRP Group Annuity Contract.

Equitable Financial serves as the transfer agent for EQAT.

6.	Asset-based Charges and Contractowner Charges

The following table outlines charges and expenses that result in deductions from the assets in the Plan Trusts and Plans, or liquidations of fund value. Charges and expenses based on the value of assets in the Plan Trusts and Plans generally reduce the unit values of the Portfolios, or rates credited to the guaranteed options. Other Plan Trusts and Plan expenses reduce the number of units in the Portfolios, or dollars in the guaranteed options. Generally, charges and expenses that reduce account values, or units held in the Portfolios, are used to reimburse Equitable Financial for the cost of maintaining and administering the Plan Trusts and Plans and Portfolios.

Charges	When charge is deducted	Amount deducted	How deducted

Program expense charge	Daily	12 month periods beginning May 1, 2023 – 0.48% (maximum 1.00%) Prior to May 1, 2022 – 0.46% (maximum 1.00%)	Deducted from the net unit value based on the value of assets in the Plan Trusts

Direct operating expense charge	Daily	12 month periods beginning May 1, 2021 and 2020 – 0.01%	Deducted from the net unit value based on the value of assets in the Plan Trusts

Record maintenance and report fee	Quarterly	Members Retirement Plan and Volume Submitter Plan – $3 Investment Only – $1	Unit liquidation of account value or dollar liquidation in the guaranteed options

Enrollment Fee	Upon enrollment	$25	Paid by employer

Annuity administrative charge	Upon purchase of an annuity payout option	$350	Deducted from the amount used to purchase an annuity payout option

State premium and other applicable taxes	Upon payment of premium	Varies by state and ranges from 0.00% to 1.00%	Deducted from the amount used to purchase an annuity payout option

FSA-46

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights

Shown below is accumulation unit value information, investment income ratio and total return for units outstanding at the period indicated. The contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded.

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***
1290 Avantis® U.S. Large Cap Growth
2023	0.48%	$14.47	127	$1,837	0.29%	13.14%
2022	0.46%	$12.79	127	$1,619	2.04%	(14.28)%
2021	0.46%	$14.92	107	$1,594	1.51%	18.60%
2020	0.47%	$12.58	67	$ 846	2.03%	6.43%
2019	0.48%	$11.82	38	$ 444	2.98%	24.42%

1290 Retirement 2020
2023	0.48%	$12.35	456	$5,635	2.27%	8.91%
2022	0.46%	$11.34	538	$6,098	2.34%	(13.44)%
2021	0.46%	$13.10	683	$8,946	1.21%	8.35%
2020	0.47%	$12.09	760	$9,185	1.91%	6.43%
2019	0.48%	$11.36	698	$7,932	4.01%	16.27%

1290 Retirement 2025
2023	0.48%	$12.76	1,176	$14,996	2.22%	9.91%
2022	0.46%	$11.61	1,320	$15,335	2.13%	(13.87)%
2021	0.46%	$13.48	1,512	$20,385	1.23%	10.22%
2020	0.47%	$12.23	1,719	$21,028	1.81%	6.53%
2019	0.48%	$11.48	1,603	$18,400	2.46%	17.99%

1290 Retirement 2030
2023	0.48%	$13.05	549	$7,162	2.00%	10.50%
2022	0.46%	$11.81	511	$6,040	2.26%	(14.05)%
2021	0.46%	$13.74	489	$6,715	1.56%	12.07%
2020	0.47%	$12.26	250	$3,070	1.82%	6.24%
2019	0.48%	$11.54	285	$3,286	2.26%	19.34%

1290 Retirement 2035
2023	0.48%	$13.30	640	$8,518	1.90%	11.02%
2022	0.46%	$11.98	696	$8,334	2.12%	(14.12)%
2021	0.46%	$13.95	706	$9,839	1.29%	13.05%
2020	0.47%	$12.34	567	$6,989	1.84%	6.56%
2019	0.48%	$11.58	440	$5,093	2.18%	20.12%

1290 Retirement 2040
2023	0.48%	$13.72	212	$2,915	2.07%	11.36%
2022	0.46%	$12.32	176	$2,172	2.23%	(14.03)%
2021	0.46%	$14.33	114	$1,639	1.38%	14.27%
2020	0.47%	$12.54	68	$ 851	1.69%	7.64%
2019	0.48%	$11.65	73	$ 849	3.28%	21.23%

1290 Retirement 2045
2023	0.48%	$13.89	390	$5,414	1.91%	11.93%
2022	0.46%	$12.41	338	$4,198	2.19%	(14.18)%
2021	0.46%	$14.46	279	$4,038	1.16%	15.40%
2020	0.47%	$12.53	270	$3,377	1.73%	7.28%
2019	0.48%	$11.68	217	$2,539	2.48%	21.92%

1290 Retirement 2050
2023	0.48%	$14.05	374	$5,259	1.97%	12.40%
2022	0.46%	$12.50	271	$3,389	2.35%	(14.15)%
2021	0.46%	$14.56	171	$2,493	1.25%	16.39%
2020	0.47%	$12.51	131	$1,643	2.11%	6.65%
2019	0.48%	$11.73	56	$ 657	2.98%	22.96%

FSA-47

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

1290 Retirement 2055
2023	0.48%	$14.18	146	$ 2,070	1.79%	12.81%
2022	0.46%	$12.57	135	$ 1,701	2.32%	(14.43)%
2021	0.46%	$14.69	96	$ 1,415	1.31%	17.61%
2020	0.47%	$12.49	66	$ 827	2.09%	6.03%
2019	0.48%	$11.78	38	$ 448	2.73%	23.87%

1290 VT Equity Income
2023	0.48%	$25.76	159	$ 4,104	2.06%	5.19%
2022	0.46%	$24.49	268	$ 6,558	1.96%	2.86%
2021	0.46%	$23.81	260	$ 6,200	1.97%	26.11%
2020	0.47%	$18.88	226	$ 4,272	2.00%	(4.74)%
2019	0.48%	$19.82	268	$ 5,306	2.66%	23.88%

1290 VT GAMCO Mergers & Acquisitions
2023	0.48%	$15.28	103	$ 1,572	2.24%	9.22%
2022	0.46%	$13.99	105	$ 1,472	0.47%	(6.17)%
2021	0.46%	$14.91	121	$ 1,803	0.83%	11.10%
2020	0.47%	$13.42	137	$ 1,843	0.34%	(1.47)%
2019	0.48%	$13.62	189	$ 2,577	4.27%	8.35%

1290 VT GAMCO Small Company Value
2023	0.48%	$45.12	740	$33,387	0.84%	20.80%
2022	0.46%	$37.35	849	$31,728	0.75%	(10.88)%
2021	0.46%	$41.91	995	$41,682	0.86%	24.88%
2020	0.47%	$33.56	1,075	$36,074	0.92%	9.24%
2019	0.48%	$30.72	1,323	$40,641	0.81%	23.08%

1290 VT SmartBeta Equity ESG
2023	0.48%	$14.56	1,542	$22,455	1.53%	16.29%
2022	0.46%	$12.52	1,738	$21,757	1.40%	(14.71)%
2021	0.46%	$14.68	1,893	$27,793	1.45%	22.74%
2020	0.47%	$11.96	2,152	$25,727	0.80%	19.12%

EQ/AB Small Cap Growth
2023	0.48%	$37.06	862	$31,947	0.45%	17.46%
2022	0.46%	$31.55	1,054	$33,267	0.35%	(28.60)%
2021	0.46%	$44.19	1,205	$53,245	—%	12.67%
2020	0.47%	$39.22	1,254	$49,169	0.29%	35.76%
2019	0.48%	$28.89	1,547	$44,690	0.38%	27.49%

EQ/Aggressive Allocation
2023	0.48%	$23.88	1,246	$29,756	1.57%	18.16%
2022	0.46%	$20.21	1,404	$28,369	1.11%	(18.54)%
2021	0.46%	$24.81	1,518	$37,665	4.21%	16.92%
2020	0.47%	$21.22	1,703	$36,130	3.03%	15.14%
2019	0.48%	$18.43	1,789	$32,963	1.77%	24.19%

EQ/All Asset Growth Allocation
2023	0.48%	$18.67	132	$ 2,464	1.98%	13.91%
2022	0.46%	$16.39	142	$ 2,331	1.66%	(14.68)%
2021	0.46%	$19.21	132	$ 2,528	4.16%	10.72%
2020	0.47%	$17.35	127	$ 2,200	1.29%	12.01%
2019	0.48%	$15.49	193	$ 2,991	1.94%	18.79%

EQ/ClearBridge Large Cap Growth ESG
2023	0.48%	$36.90	223	$ 8,236	—%	45.56%
2022	0.46%	$25.35	159	$ 4,039	—%	(32.27)%
2021	0.46%	$37.43	218	$ 8,168	—%	21.45%
2020	0.47%	$30.82	243	$ 7,481	—%	30.54%
2019	0.48%	$23.61	268	$ 6,329	0.25%	31.75%

FSA-48

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

EQ/Conservative Allocation
2023	0.48%	$12.56	570	$ 7,158	2.54%	7.72%
2022	0.46%	$11.66	640	$ 7,458	1.68%	(12.79)%
2021	0.46%	$13.37	658	$ 8,800	1.50%	2.53%
2020	0.47%	$13.04	851	$ 11,096	2.15%	7.06%
2019	0.48%	$12.18	869	$ 10,592	1.94%	8.94%

EQ/Conservative-Plus Allocation
2023	0.48%	$16.46	1,120	$ 18,440	2.10%	10.69%
2022	0.46%	$14.87	1,400	$ 20,825	1.46%	(14.74)%
2021	0.46%	$17.44	1,698	$ 29,618	2.28%	6.47%
2020	0.47%	$16.38	1,833	$ 30,025	2.31%	9.79%
2019	0.48%	$14.92	1,927	$ 28,758	1.81%	13.20%

EQ/Core Bond Index
2023	0.48%	$11.70	1,255	$ 14,680	2.45%	4.37%
2022	0.46%	$11.21	1,307	$ 14,657	1.81%	(8.94)%
2021	0.46%	$12.31	1,453	$ 17,894	1.52%	(2.38)%
2020	0.47%	$12.61	1,724	$ 21,730	1.65%	5.88%
2019	0.48%	$11.91	1,824	$ 21,726	2.10%	5.96%

EQ/Core Plus Bond
2023	0.48%	$11.24	783	$ 8,804	2.50%	4.27%
2022	0.46%	$10.78	887	$ 9,557	2.49%	(13.06)%
2021	0.46%	$12.40	1,080	$ 13,394	1.46%	(1.90)%
2020	0.47%	$12.64	1,252	$ 15,826	2.55%	14.60%
2019	0.48%	$11.03	1,217	$ 13,425	2.21%	6.67%

EQ/Equity 500 Index
2023	0.48%	$41.96	3,922	$164,589	1.29%	25.29%
2022	0.46%	$33.49	4,490	$150,372	1.29%	(18.71)%
2021	0.46%	$41.20	4,616	$190,179	1.06%	27.71%
2020	0.47%	$32.26	4,892	$157,823	1.44%	17.48%
2019	0.48%	$27.46	5,855	$160,757	1.72%	30.39%

EQ/Global Equity Managed Volatility
2023	0.48%	$17.27	1,222	$ 21,107	1.09%	21.02%
2022	0.46%	$14.27	1,422	$ 20,297	0.58%	(21.12)%
2021	0.46%	$18.09	1,574	$ 28,471	1.09%	15.66%
2020	0.47%	$15.64	1,742	$ 27,256	0.86%	13.99%
2019	0.48%	$13.72	2,029	$ 27,842	1.56%	24.95%

EQ/International Core Managed Volatility
2023	0.48%	$12.77	1,589	$ 20,282	1.98%	16.51%
2022	0.46%	$10.96	1,776	$ 19,460	1.45%	(14.31)%
2021	0.46%	$12.79	1,957	$ 25,019	2.55%	9.79%
2020	0.47%	$11.65	2,015	$ 23,469	1.66%	8.27%
2019	0.48%	$10.76	2,171	$ 23,362	2.08%	22.13%

EQ/Invesco Comstock
2023	0.48%	$21.70	531	$ 11,533	1.72%	11.74%
2022	0.46%	$19.42	708	$ 13,748	1.90%	0.31%
2021	0.46%	$19.36	712	$ 13,780	1.49%	32.69%
2020	0.47%	$14.59	638	$ 9,313	2.08%	(1.02)%
2019	0.48%	$14.74	736	$ 10,851	2.16%	24.70%

EQ/Janus Enterprise
2023	0.48%	$33.59	1,053	$ 35,363	0.26%	16.75%
2022	0.46%	$28.77	1,172	$ 33,719	—%	(16.75)%
2021	0.46%	$34.56	1,333	$ 46,053	0.29%	16.60%
2020	0.47%	$29.64	1,384	$ 41,009	—%	18.56%
2019	0.48%	$25.00	1,648	$ 41,206	0.25%	36.09%

FSA-49

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

EQ/JPMorgan Growth Stock
2023	0.48%	$47.68	1,354	$ 64,568	—%	45.99%
2022	0.46%	$32.66	1,520	$ 49,629	—%	(38.76)%
2021	0.46%	$53.33	1,764	$ 94,079	—%	13.56%
2020	0.47%	$46.96	1,914	$ 89,862	—%	36.27%
2019	0.48%	$34.46	2,311	$ 79,648	—%	30.78%

EQ/JPMorgan Value Opportunities
2023	0.48%	$36.68	1,047	$ 38,412	1.58%	10.65%
2022	0.46%	$33.15	1,271	$ 42,123	1.29%	0.03%
2021	0.46%	$33.14	1,271	$ 42,114	0.91%	22.92%
2020	0.47%	$26.96	1,315	$ 35,455	1.28%	10.81%
2019	0.48%	$24.33	1,572	$ 38,240	1.45%	27.25%

EQ/Large Cap Growth Index
2023	0.48%	$46.60	737	$ 34,354	0.47%	41.25%
2022	0.46%	$32.99	753	$ 24,829	0.46%	(29.69)%
2021	0.46%	$46.92	842	$ 39,527	0.26%	26.43%
2020	0.47%	$37.11	878	$ 32,573	0.53%	36.99%
2019	0.48%	$27.09	953	$ 25,809	0.84%	35.04%

EQ/Large Cap Growth Managed Volatility
2023	0.48%	$47.86	1,026	$ 49,102	0.60%	38.68%
2022	0.46%	$34.51	1,167	$ 40,261	0.31%	(30.74)%
2021	0.46%	$49.83	1,320	$ 65,761	—%	24.11%
2020	0.47%	$40.15	1,363	$ 54,703	0.30%	31.73%
2019	0.48%	$30.48	1,591	$ 48,496	0.64%	33.39%

EQ/Large Cap Value Managed Volatility
2023	0.48%	$24.96	409	$ 10,204	1.82%	13.71%
2022	0.46%	$21.95	476	$ 10,439	1.47%	(11.81)%
2021	0.46%	$24.89	549	$ 13,672	1.20%	24.57%
2020	0.47%	$19.98	554	$ 11,064	1.72%	5.44%
2019	0.48%	$18.95	665	$ 12,605	2.18%	25.17%

EQ/MFS International Growth
2023	0.48%	$20.86	673	$ 14,039	1.48%	14.11%
2022	0.46%	$18.28	750	$ 13,717	1.13%	(15.37)%
2021	0.46%	$21.60	781	$ 16,873	0.46%	9.20%
2020	0.47%	$19.78	820	$ 16,212	0.69%	15.07%
2019	0.48%	$17.19	981	$ 16,863	1.47%	26.96%

EQ/Mid Cap Index
2023	0.48%	$31.89	729	$ 23,240	1.22%	15.50%
2022	0.46%	$27.61	824	$ 22,753	1.16%	(13.80)%
2021	0.46%	$32.03	933	$ 29,880	0.85%	23.62%
2020	0.47%	$25.91	967	$ 25,064	1.14%	12.60%
2019	0.48%	$23.01	1,201	$ 27,644	1.28%	25.05%

EQ/Mid Cap Value Managed Volatility
2023	0.48%	$29.49	373	$ 11,008	1.55%	12.95%
2022	0.46%	$26.11	474	$ 12,390	1.15%	(14.76)%
2021	0.46%	$30.63	517	$ 15,832	0.84%	27.10%
2020	0.47%	$24.10	529	$ 12,751	1.21%	4.74%
2019	0.48%	$23.01	691	$ 15,910	1.60%	26.29%

EQ/Moderate Allocation
2023	0.48%	$17.44	14,506	$253,004	2.11%	12.08%
2022	0.46%	$15.56	15,923	$247,744	1.48%	(15.62)%
2021	0.46%	$18.44	17,131	$315,982	2.76%	8.15%
2020	0.47%	$17.05	18,320	$312,355	2.40%	11.00%

FSA-50

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Continued)

December 31, 2023

7.	Financial Highlights (Continued)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***
2019	0.48%	$15.36	19,828	$304,551	1.83%	15.23%

EQ/Moderate-Plus Allocation
2023	0.48%	$20.73	2,452	$ 50,829	1.83%	15.04%
2022	0.46%	$18.02	2,918	$ 52,579	1.30%	(17.23)%
2021	0.46%	$21.77	3,019	$ 65,724	3.60%	12.45%
2020	0.47%	$19.36	3,410	$ 66,027	2.62%	13.82%
2019	0.48%	$17.01	3,954	$ 67,250	1.73%	19.70%

EQ/PIMCO Global Real Return
2023	0.48%	$10.65	247	$ 2,626	1.55%	3.90%
2022	0.46%	$10.25	272	$ 2,782	8.55%	(16.33)%
2021	0.46%	$12.25	364	$ 4,452	8.38%	3.81%
2020	0.47%	$11.80	526	$ 6,206	—%	10.07%
2019	0.48%	$10.72	327	$ 3,500	4.74%	7.96%

EQ/Small Company Index
2023	0.48%	$32.51	681	$ 22,135	1.34%	16.57%
2022	0.46%	$27.89	789	$ 22,016	1.11%	(19.99)%
2021	0.46%	$34.86	875	$ 30,502	0.86%	14.82%
2020	0.47%	$30.36	885	$ 26,873	1.26%	19.43%
2019	0.48%	$25.42	1,001	$ 25,452	1.26%	24.91%

Equitable Conservative Growth MF/ETF
2023	0.48%	$17.28	176	$ 3,035	2.85%	9.64%
2022	0.46%	$15.76	183	$ 2,878	1.85%	(12.64)%
2021	0.46%	$18.04	188	$ 3,395	0.91%	9.87%
2020	0.47%	$16.42	115	$ 1,892	1.66%	12.85%
2019	0.48%	$14.55	61	$ 881	2.07%	17.81%

Multimanager Core Bond
2023	0.48%	$10.75	625	$ 6,717	3.08%	4.78%
2022	0.46%	$10.26	818	$ 8,388	2.56%	(12.90)%
2021	0.46%	$11.78	928	$ 10,933	1.68%	(1.59)%
2020	0.47%	$11.97	950	$ 11,370	2.19%	6.02%
2019	0.48%	$11.29	969	$ 10,946	2.40%	7.12%

Multimanager Technology
2023	0.48%	$57.05	460	$ 26,229	0.02%	49.23%
2022	0.46%	$38.23	466	$ 17,813	—%	(37.44)%
2021	0.46%	$61.11	502	$ 30,685	—%	20.58%
2020	0.47%	$50.68	551	$ 27,930	0.30%	52.93%
2019	0.48%	$33.14	658	$ 21,818	0.35%	37.51%

Target 2015 Allocation
2023	0.48%	$16.62	664	$ 11,042	2.36%	9.70%
2022	0.46%	$15.15	914	$ 13,847	1.98%	(14.31)%
2021	0.46%	$17.68	1,106	$ 19,551	1.87%	6.00%
2020	0.47%	$16.68	1,208	$ 20,147	2.24%	10.10%
2019	0.48%	$15.15	1,420	$ 21,512	1.79%	14.69%

Target 2025 Allocation
2023	0.48%	$20.00	1,368	$ 27,361	2.12%	13.38%
2022	0.46%	$17.64	1,628	$ 28,706	1.68%	(15.40)%
2021	0.46%	$20.85	2,065	$ 43,050	1.89%	10.49%
2020	0.47%	$18.87	2,548	$ 48,084	1.92%	11.99%
2019	0.48%	$16.85	3,030	$ 51,048	1.84%	19.08%

Target 2035 Allocation
2023	0.48%	$22.39	859	$ 19,242	1.88%	16.31%
2022	0.46%	$19.25	985	$ 18,961	1.50%	(16.49)%
2021	0.46%	$23.05	1,187	$ 27,358	1.94%	13.83%
2020	0.47%	$20.25	1,385	$ 28,043	1.78%	13.38%
2019	0.48%	$17.86	1,724	$ 30,774	1.75%	22.08%

FSA-51

SEPARATE ACCOUNT NO. 206

Notes to Financial Statements (Concluded)

December 31, 2023

7.	Financial Highlights (Concluded)

	Years Ended December 31,
	Contract Charges*	Unit Value	Units Outstanding (000’s)+	Accumulation Unit Values (000’s)+	Investment Income Ratio**	Total Return***

Target 2045 Allocation
2023	0.48%	$23.82	445	$10,591	1.72%	17.86%
2022	0.46%	$20.21	500	$10,117	1.40%	(16.97)%
2021	0.46%	$24.34	575	$14,007	2.11%	16.07%
2020	0.47%	$20.97	615	$12,902	1.63%	13.84%
2019	0.48%	$18.42	782	$14,398	1.67%	24.04%

Target 2055 Allocation
2023	0.48%	$18.72	14	$ 259	1.42%	19.54%
2022	0.46%	$15.66	23	$ 363	1.34%	(17.71)%
2021	0.46%	$19.03	24	$ 457	1.88%	17.98%
2020	0.47%	$16.13	39	$ 622	1.54%	14.64%
2019	0.48%	$14.07	61	$ 852	1.62%	26.42%

Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
2023	0.48%	$10.48	2,099	$21,987	2.52%	5.12%
2022	0.46%	$9.97	1,964	$19,586	2.06%	(13.60)%
2021	0.46%	$11.54	2,260	$26,080	1.99%	(2.20)%
2020	0.47%	$11.80	2,633	$31,061	2.27%	7.08%
2019	0.48%	$11.02	1,754	$19,325	2.29%	8.15%

Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
2023	0.48%	$18.64	3,747	$69,833	1.18%	25.35%
2022	0.46%	$14.87	3,754	$55,820	1.28%	(19.97)%
2021	0.46%	$18.58	3,916	$72,746	1.12%	25.03%
2020	0.47%	$14.86	3,479	$51,688	1.57%	20.03%
2019	0.48%	$12.38	3,170	$39,244	1.56%	30.04%

*	This ratio represents the annual contract expenses, consisting of program, direct operating and other expenses for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Equitable Financial as Contractowners may not have selected all available and applicable contract options.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
+	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively are denoted by a —.

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2023 through April 12, 2024, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-52